Financial assets at amortized cost - Summary of Loans and Advances to Financial Institutions (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
TOTAL	$ 231,597,449	$ 76,650,960
Loans and advances to financial institutions
Disclosure of financial assets [line items]
TOTAL	232,957,607	79,238,172
Allowances for ECL
Disclosure of financial assets [line items]
TOTAL	$ (1,360,158)	$ (2,587,212)